Cover	Jul. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2025
Entity File Number	001-41101
Entity Registrant Name	TLGY Acquisition Corporation
Entity Central Index Key	0001879814
Entity Tax Identification Number	98-1603634
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
City Area Code	1
Local Phone Number	302-803-6849
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false